Income Taxes - Summary of Expiration of Unused Tax Losses (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 560	$ 538
Less Than 1 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	2	15
1-2 Years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	24	17
2 - 3 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	15	18
3 - 4 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	56	10
4 - 5 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	82	60
Due after five years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 381	$ 418